Income Taxes Disclosure	12 Months Ended
Dec. 31, 2016
Notes
Income Taxes Disclosure

11. Income Taxes

The Company has non-capital losses carried forward of $1,184,065 available to offset taxable income in future years which expires beginning in fiscal 2026.

The Company is subject to Canadian federal and provincial income taxes at a combined rate of 26% (2015 - 26%). The reconciliation of the provision for income taxes at the combined Canadian federal and provincial statutory rate compared to the Company’s income tax expense as reported is as follows:

	2016 $	2015 $

Loss before income tax	(40,226)	(65,470)
Statutory tax rate	26%	26%
Expected tax recovery	(10,458)	(17,022)

Permanent differences and other	2,224	1,079
Expiry of non-capital loss	--	96,858
Change in valuation allowance	8,234	(80,915)

Provision for income taxes	--	--

The significant components of deferred income tax assets and liabilities at December 31, 2016 and 2015, are as follows:

	2016 $	2015 $

Deferred income tax assets (liability)

Non-capital losses carried forward	307,857	303,447
Marketable securities	18,463	18,463
Resource pool	4,841	--
Asset retirement obligation	(1,017)	--

Total gross deferred income tax assets	330,144	321,910

Valuation allowance	(330,144)	(321,910)

Net deferred income tax asset	--	--